Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 122,331	¥ (36,796)
Amortization of net actuarial loss (gain)	(19,453)	(20,485)
Prior service benefits (cost)		(1)
Amortization of prior service cost (benefits)	(4,854)	(4,820)
Total recognized in other comprehensive income (loss) before-tax	¥ 98,024	¥ (62,102)